Convertible Promissory Notes	12 Months Ended
Jun. 30, 2024
Convertible Promissory Notes [Abstract]
Convertible Promissory Notes
7.	Convertible Promissory Notes

The balance of convertible promissory notes as of June 30, 2024 and 2023 consisted of the following:

	As of June 30,
	2024	2023
Debt from SIS SPAC INVESTMENT FUND PTE. LTD.	$1,000,000	$-
Debt from Song Diego Corporation	1,000,000	-
Debt from Shan Ling Ge	850,000	-
Debt from Kia Hong Lim	550,000	-
Debt from SIS GLOBAL FUND VCC	500,000	-
Debt from Simon Meng	335,000	-
Debt from Ling Fei Yen	250,000	-
Debt from Lik Qi Lim	200,000	-
Debt from Ah Lian Ng	104,074	-
Debt from Hwee Hai Lim	100,000	-
Total Convertible Promissory Notes	$4,889,074	$-

On March 6, 2024, March 8, 2024, March 12, 2024, May 15, 2024, May 17, 2024 and May 26, 2024, the Group successively issued $1,550,000, $550,000, $1,000,000, $2,000,000, $500,000 and $  439,074 (a total of $6,039,074) convertible promissory notes, respectively, to total ten lenders. The principal plus interest accrued (“Outstanding Balance”) of such convertible promissory notes is automatically converted into the Ordinary Shares of the Company at a price of $10.80 per share upon consummation of the Business Combination with Tristar. The convertible promissory notes are all subject to an interest rate of 8% per annum, with a maturity date on December 31, 2024.

On June 20, 2024, the Group (“Borrower”) amended one Form of Convertible Promissory Note (“the Note” and collectively, “the Notes”) of $2,000,000 issued on May 15, 2024, to one lender named Shanling Ge (“Lender”), pursuant to which, by mutual consent, the Borrower and the Lender agree that the issuance amount of the Note shall change to $850,000 from $2,000,000, with all the other terms previously stipulated in the Note remaining the same (“Amendment to the Note”). As of June 20, 2024, the Group has received all the funds of $4,889,074 from the issuance of convertible promissory notes subject to the Notes as well as the Amendment to the Note. The Group accounted for these convertible debt as a liability, which is stated at amortized cost with any difference between the initial carrying value and the debt issuance costs using the effective interest method over the period from the issuance date to the maturity date.

Interest expense accrued for convertible promissory notes was $95,326, nil and nil for the years ended June 30, 2024, 2023 and 2022.

On August 2, upon consummation of the Business Combination with Tristar, the outstanding balance of the total convertible promissory notes is automatically converted into the 464,838 Ordinary Shares of the Company at a price of $10.80 per share.